Finance Receivables (Details Narrative 2) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended													0 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended			3 Months Ended		6 Months Ended			0 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 23, 2014	Dec. 05, 2012	Jun. 30, 2014 Life Science Royalty Purchases [Member]	Dec. 31, 2013 Life Science Royalty Purchases [Member]	Jun. 30, 2014 Life Science Term Loans [Member]	Dec. 31, 2013 Life Science Term Loans [Member]	Dec. 31, 2012 Life Science Term Loans [Member]	Dec. 31, 2013 SWK Funding LLC [Member]	Dec. 05, 2012 SWK Funding LLC [Member]	Dec. 05, 2012 A Client Of SWK Advisors [Member]	Sep. 06, 2013 Loan Credit Agreement [Member]	Feb. 04, 2014 Tribute Term Loan [Member]	Aug. 08, 2013 Tribute Term Loan [Member]	Dec. 31, 2013 Tribute Term Loan [Member]	Jun. 30, 2014 Tribute Term Loan [Member] Marketable Securities [Member]	Dec. 31, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Jun. 30, 2014 Tribute Term Loan [Member] Revenue [Member]	Jun. 30, 2014 Tribute Term Loan [Member] Revenue [Member]	Dec. 31, 2013 Tribute Term Loan [Member] Revenue [Member]	Feb. 04, 2014 Tribute Term Loan [Member] Subsequent Event [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Minimum [Member]	Dec. 31, 2013 Tribute [Member]	Feb. 04, 2014 Tribute [Member] Subsequent Event [Member]	Apr. 02, 2013 Besivance [Member]	Apr. 05, 2013 Besivance [Member]	Jun. 30, 2014 Besivance [Member]	Jun. 30, 2013 Besivance [Member]	Jun. 30, 2014 Besivance [Member]	Jun. 30, 2013 Besivance [Member]	Apr. 05, 2013 Besivance [Member] Bess Royalty [Member]	Dec. 10, 2013 Dental Products Company [Member]	Jun. 30, 2014 Dental Products Company [Member] Marketable Securities [Member]	Dec. 31, 2013 Dental Products Company [Member] Marketable Securities [Member]	Dec. 31, 2013 Dental Products Company [Member] Revenue [Member]	Jun. 30, 2014 Dental Products Company [Member] Revenue [Member]	Jun. 30, 2014 Dental Products Company [Member] Revenue [Member]	Jun. 12, 2013 TRT [Member]	Jun. 30, 2014 TRT [Member]	Jun. 30, 2014 TRT [Member]	Dec. 31, 2013 TRT [Member]	Dec. 13, 2013 Syn Cardia Systems [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Revenue [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Revenue [Member]	Dec. 31, 2013 Syn Cardia Systems [Member] Revenue [Member]	Dec. 13, 2013 Syn Cardia Systems [Member] Second Lien Loan [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Second Lien Loan [Member] Revenue [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Second Lien Loan [Member] Revenue [Member]	Dec. 31, 2013 Syn Cardia Systems [Member] Second Lien Loan [Member] Revenue [Member]	Dec. 13, 2013 Syn Cardia Systems [Member] Minimum [Member]
Debt Instrument, Face Amount					$ 25,000	$ 22,500						$ 6,500	$ 19,000	$ 3,500
Loan Commitment Assigned by Wholly-Owned Subsidiary of the Company	12,500		12,500
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			16.00%
Loan Exit Fee Which the Lenders are Entitled to			2,000
Interest Income, Other			1,591																			284	561	366						795	263	260	523	260					51	218	439		87	178	176		167	330	32		422	830	79
Accretion of Exit Fee			578
Financing Receivable, Net	31,575		29,286	6,500			7,803	7,866	23,772	21,420	6,500						8,000										2,000									6,000										16,000				6,000
Payments to Acquire Notes Receivable																2,000	6,000								2,000			2,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)																										13.50%										14.00%										13.50%								13.50%
Class of Warrant or Right, Outstanding (in Shares)																347,222	755,794	755,794							347,222											225
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.43															$ 0.432	$ 0.60	$ 0.60							$ 0.432
Warrants and Rights Outstanding	316		292	0											292	99			701	204	334																0	0
Fair Value Adjustment of Warrants	(42)		60																			286	398	131
Payments to Acquire Finance Receivables	1,880	7,878	29,630	6,500																																										4,000
Finance Receivable, Maximum Facility Agreement Capacity																																														22,000
Advances to Affiliates, Maximum Rights, Capacity																																														1,500
Receivable with Imputed Interest, Discount																																														60
Payments for Fees																																				60										40				90
Financing Receivable, Gross																																																		10,000
Investment Owned, Balance, Shares (in Shares)																																																		40,000
Investment Owned, Percent of Net Assets																																				4.00%														0.05%
Total Cost of Royalty Stream																													15,000	15,000												2,000
Company Funded Royalty Stream																													6,000	6,000
Royalty Stream Contingent Consideration, Paid By Third Party																													1,000						1,000
Royalty Stream Contingent Consideration, Liability																																										$ 1,250			$ 1,250